NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Inventory	The Company's inventory consisted of the following categories:
	September 30,	December 31,
	2012	2011

Materials, mainly tobacco	$1,154,190	$678,123
Finished goods	-	-

Total	$1,154,190	$678,123